Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) - TWD ($) $ in Thousands	2 Months Ended	5 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 1,017,423
Net Profit (loss)	$ 46,075
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		$ 518,026
Net Profit (loss)		(69,186)
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		825,216
Net Profit (loss)		$ 152,594